Employee Benefits - Stock Option Transactions (Detail) - 12 months ended Dec. 31, 2015	€ / shares shares	€ / shares $ / shares shares	$ / shares shares
Euro [Member]
Number of shares
Outstanding, January 1, 2015	599,756	599,756
Granted	33,007	33,007
Exercised	(171,788)	(171,788)
Forfeited	(1,028)	(1,028)
Expired	(4,267)	(4,267)
Outstanding, December 31, 2015	455,680	455,680
Exercisable, December 31, 2015	432,295	432,295	432,295
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2015 | € / shares	€ 22.09
Granted | € / shares	86.71
Exercised | € / shares	16.33
Forfeited | € / shares	57.61
Expired | € / shares	11.52
Outstanding, December 31, 2015 | € / shares	28.97
Exercisable, Weighted average exercise price | € / shares	€ 26.70	€ 26.70
USD denominated [Member]
Number of shares
Outstanding, January 1, 2015	285,172	285,172
Granted	24,125	24,125
Exercised	(71,793)	(71,793)
Forfeited	(1)	(1)
Expired	(498)	(498)
Outstanding, December 31, 2015	237,005	237,005
Exercisable, December 31, 2015	212,179	212,179	212,179
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2015 | $ / shares		€ 40.60
Granted | $ / shares		95.16
Exercised | $ / shares		17.50
Forfeited | $ / shares		34.66
Expired | $ / shares		14.93
Outstanding, December 31, 2015 | $ / shares		€ 53.21
Exercisable, Weighted average exercise price | $ / shares			$ 49.75